SCHEDULE OF INVENTORY (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	[1]	$ 3,965,855	$ 5,018,907
Raw materials	[2]	6,537,935	3,573,860
Total Inventory		$ 10,503,790	$ 8,592,767

[1]	Finished goods includes electric vehicles and accessories.
[2]	Raw materials mainly include parts, and battery cells.